Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - Predecessor - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Deferred Income Tax Assets And Liabilities [Line Items]
Asset retirement obligations	$ 15,825	$ 14,669
Accrued expenses, allowance and other	31,711	11,564
Property and equipment	241,126	259,096
Inventories	0	372
Derivative instruments	7,048	0
Net operating loss carryforwards - Federal	241,109	154,265
Net operating loss carryforwards - State	33,605	21,466
Statutory depletion carryforwards	4,158	3,962
Alternative minimum tax credit carryforwards	308	308
Deferred tax assets, gross	574,890	465,702
Less valuation allowance	(574,338)	(411,147)	$ (411,147)
Deferred tax asset	552	54,555
Derivative instruments	0	(54,555)
Inventories	(552)	0
Deferred tax liability	(552)	(54,555)
Net deferred tax liability	$ 0	$ 0